Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued liabilities	$ 189	$ 95
Accrued liabilities—affiliates	2	39
Cheniere Energy Partners, LP [Member]
Interest and related debt fees	155,332	80,151	16,327
Liquefaction Project costs	164,751	83,127	26,131
LNG terminal costs	1,448	1,612	977
Other	7,321	5,162	4,413
Accrued liabilities	328,852	170,052	47,848	[1]
Accrued liabilities—affiliates	24,286	44,384	5,744
Total accrued liabilities (including affiliate)	$ 353,138	$ 214,436	$ 53,592

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.